BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narratives (Details)				3 Months Ended		12 Months Ended
	Apr. 17, 2026	Mar. 26, 2026	Jan. 15, 2026	Mar. 31, 2026 USD ($) a segment $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2026 segment	Dec. 31, 2025 USD ($) a segment $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jul. 12, 2024 $ / shares
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment				7			6
Number of reportable segments | segment				7		7	6
Area of land | a				76
Change in fair value of convertible debt | $				$ (140,738,000)	$ (319,695,000)		$ (2,146,000)	$ 1,708,000
Reverse stock split	0.03125	0.03125
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Corporate, Defense and Strategic Assets | Chhatrapur, Odisha, India
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Area of land | a							76
Minimum
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse stock split			0.20
Maximum
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse stock split			0.02000